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HSBC Emerging Markets Local Debt Fund

HSBC FUNDS

HSBC Emerging Markets Local Debt Fund

Supplement dated June 2, 2017

to the Prospectus dated February 28, 2017 (as supplemented from time to time)

(the “Prospectus”)

Upon the recommendation of HSBC Global Asset Management (USA) Inc. (“HSBC”), the Board of Trustees (the “Board”) of the HSBC Emerging Markets Debt Fund (the “EMD Fund” or the “Fund”) and HSBC Emerging Markets Local Debt Fund (the “EMLD Fund”) approved: (i) certain changes to each Fund’s investment strategies and (ii) the merger of the EMLD Fund with and into the EMD Fund (the “Merger”). These changes were implemented, and the Merger was consummated, after the close of business on April 7, 2017.

Accordingly, effective immediately, references to the EMLD Fund are hereby removed from, and the following changes are made to, the Prospectus: